UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments

Senior Floating-Rate Loans — 114.2%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.8%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,071	$1,000,352

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,179	3,901,371

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	3,300	3,778,969

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027(2)		5,274	5,192,752

Dynasty Acquisition Co., Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		11,348	10,196,622

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		21,101	18,959,978

IAP Worldwide Services, Inc.

Revolving Loan, 1.37%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		944	921,674

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(4)		1,223	962,817

Spirit Aerosystems, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 30, 2025		3,775	3,779,719

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		30,559	28,852,431

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		51,964	48,997,578

WP CPP Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025		29,766	26,426,858

			$152,971,121

Air Transport — 0.5%

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		3,580	$3,571,057

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		6,925	7,058,632

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Air Transport (continued)

SkyMiles IP, Ltd.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		17,950	$17,921,962

			$28,551,651

Automotive — 3.6%

Adient US, LLC

Term Loan, 4.42%, (USD LIBOR + 4.25%), Maturing May 6, 2024(2)		2,987	$2,951,715

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,982	19,336,927

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,702	9,410,637

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		20,177	9,575,787

Chassix, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023		7,099	6,353,829

Clarios Global, L.P.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		27,372	26,584,911

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	483	551,403

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		3,959	3,431,713

Dayco Products, LLC

Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,701	7,449,911

Garrett LX III S.a.r.l.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	4,953	5,617,013

Garrett Motion, Inc.

DIP Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 15, 2021		1,238	1,244,630

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		6,883	6,672,531

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		7,208	7,027,678

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Les Schwab Tire Centers

Term Loan, Maturing October 28, 2027(5)		22,800	$22,629,000

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		36,684	33,989,742

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,047	8,998,644

TI Group Automotive Systems, LLC

Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	6,620	7,671,289

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024		12,299	12,268,047

Visteon Corporation

Term Loan, 1.91%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,500	2,452,605

			$194,218,012

Beverage and Tobacco — 0.1%

Arterra Wines Canada, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023		4,729	$4,670,336

			$4,670,336

Brokerage/Securities Dealers/Investment Houses — 0.5%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		12,856	$12,422,456

Clipper Acquisitions Corp.

Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,083	11,841,646

OZ Management L.P.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		249	249,050

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		3,800	3,676,500

			$28,189,652

Building and Development — 3.6%

ACProducts, Inc.

Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		4,320	$4,366,890

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		2,812	$2,794,974

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		23,532	22,881,479

American Residential Services, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		5,175	5,123,250

APi Group DE, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		16,178	15,869,370

Term Loan, Maturing October 1, 2026(5)		2,650	2,595,344

Applecaramel Buyer, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		19,250	18,993,340

Brookfield Property REIT, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		4,223	3,545,110

Core & Main L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		2,480	2,417,540

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		8,656	8,658,833

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		36,383	34,912,984

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, Maturing August 7, 2027(5)		6,900	6,874,125

Term Loan, Maturing September 29, 2027(5)	EUR	13,775	15,936,096

Quikrete Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		3,887	3,818,538

RE/MAX International, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		16,119	16,038,500

Realogy Group, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		8,024	7,718,823

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		11,771	$11,388,118

WireCo WorldGroup, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		8,292	7,286,891

Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		8,525	6,606,875

			$197,827,080

Business Equipment and Services — 9.0%

Adevinta ASA

Term Loan, Maturing October 23, 2027(5)		2,725	$2,714,781

Term Loan, Maturing October 23, 2027(5)	EUR	9,950	11,581,026

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,183	6,128,589

Airbnb, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		7,481	7,973,763

AlixPartners, LLP

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		9,508	9,228,833

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,284	10,698,647

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		5,910	5,796,761

Amentum Government Services Holdings, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027		11,047	10,633,038

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		34,164	33,544,632

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		6,094	6,037,240

ASGN Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		3,433	3,397,821

Asplundh Tree Expert, LLC

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		10,450	10,441,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Belfor Holdings, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	5,718	$5,703,231

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	7,671	7,632,805

Bracket Intermediate Holding Corp.

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,517	9,290,541

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	10,566	9,867,261

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	9,274	9,074,951

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	10,100	9,967,438

Cardtronics USA, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	5,187	5,193,484

Ceridian HCM Holding, Inc.

Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	23,273	22,555,802

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	2,014	1,989,016

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	4,015	3,963,245

EAB Global, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	12,439	12,143,372

EIG Investors Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	22,848	22,704,815

Garda World Security Corporation

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	8,983	8,973,273

Greeneden U.S. Holdings II, LLC

Term Loan, Maturing October 8, 2027(5)	7,450	7,375,500

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		27,671	$27,234,338

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027		7,250	7,143,969

Intrado Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		4,961	4,599,085

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		4,990	4,654,498

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		25,046	24,659,970

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing December 1, 2025		7,700	7,750,820

Iron Mountain, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,238	8,914,791

KAR Auction Services, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		5,315	5,135,664

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		27,423	25,180,886

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		4,075	3,659,859

LGC Group Holdings, Ltd.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	3,025	3,441,282

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		3,591	3,469,804

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		15,321	12,179,952

PGX Holdings, Inc.

Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		11,131	9,489,324

Pre-Paid Legal Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		3	2,533

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(2)		1,492	$1,474,636

Rockwood Service Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		5,050	5,014,909

Sabre GLBL, Inc.

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing February 22, 2024		6,571	6,220,678

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,550	2,842,896

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		34,342	33,526,764

TruGreen Limited Partnership

Term Loan, Maturing November 2, 2027(5)		5,075	5,024,250

Vestcom Parent Holdings, Inc.

Term Loan, 4.14%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		4,405	4,300,462

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		11,218	11,035,673

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	5,025	5,631,077

Term Loan, 4.30%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,725	10,875,836

			$488,075,116

Cable and Satellite Television — 5.5%

Altice France S.A.

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,807	$10,479,084

Term Loan, 4.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		8,719	8,485,970

Charter Communications Operating, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		12,180	11,887,421

CSC Holdings, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		44,552	43,115,581

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		5,765	5,573,994

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Mediacom Illinois, LLC

Term Loan, 1.86%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		2,060	$2,057,723

Numericable Group S.A.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		17,476	16,733,019

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	6,373	7,079,205

Telenet Financing USD, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		38,225	36,976,724

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	6,565	7,518,095

UPC Broadband Holding B.V.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		8,800	8,473,670

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	3,150	3,584,269

Term Loan, Maturing January 31, 2029(5)	EUR	7,388	8,510,647

Term Loan, Maturing January 31, 2029(5)		17,000	16,596,250

Term Loan, Maturing January 31, 2029(5)	EUR	7,388	8,510,647

Term Loan, Maturing January 31, 2029(5)		17,000	16,596,250

Virgin Media Bristol, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		41,755	40,401,238

Virgin Media SFA Finance Limited

Term Loan, 3.30%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	9,825	12,266,883

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	15,646,933

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	15,300	17,421,922

			$297,915,525

Chemicals and Plastics — 4.7%

Aruba Investments, Inc.

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		9,833	$9,820,246

Axalta Coating Systems US Holdings, Inc.

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		22,863	22,238,595

Caldic B.V.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	500	558,668

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Caldic B.V. (continued)

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	2,266	$2,532,407

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,712	6,417,353

Element Solutions, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		8,047	7,886,265

Emerald Performance Materials, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		2,617	2,604,016

Ferro Corporation

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,403	3,357,141

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,629	3,580,607

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,708	3,658,446

Flint Group GmbH

Term Loan, 5.00%, (EURIBOR + 4.25%, Floor 0.75%), Maturing September 21, 2023(2)	EUR	1,208	1,260,525

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(2)		1,936	1,741,996

Flint Group US, LLC

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(2)		2,898	2,608,439

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(2)		11,708	10,537,646

Gemini HDPE, LLC

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		12,425	12,184,048

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	10,300	11,770,973

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	2,325	2,669,450

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		2,522	2,485,825

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	8,044	$9,108,384

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	7,163	8,168,590

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	618	706,758

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,575	5,261,671

Minerals Technologies, Inc.

Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(2)		13,234	13,217,626

Momentive Performance Materials, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		1,137	1,078,539

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		14,221	13,012,259

PQ Corporation

Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		22,369	21,781,377

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		17,307	17,198,459

Pregis TopCo Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		2,407	2,351,665

Rohm Holding GmbH

Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		6,071	5,486,374

Starfruit Finco B.V.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,643	10,343,839

Tronox Finance, LLC

Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(2)		19,824	19,452,419

Univar, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		23,481	23,029,312

			$258,109,918

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Clothing/Textiles — 0.1%

Samsonite International S.A.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025	4,580	$4,285,827

		$4,285,827

Conglomerates — 0.0%(6)

Penn Engineering & Manufacturing Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024	1,853	$1,820,765

		$1,820,765

Containers and Glass Products — 2.3%

Berry Global, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	7,749	$7,681,597

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024	9,975	9,861,470

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	2,543	2,461,294

BWAY Holding Company

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	11,159	10,468,512

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(2)	34,250	33,479,206

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	3,887	3,746,093

Libbey Glass, Inc.

DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020(2)	3,133	3,139,000

DIP Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020	3,153	3,232,273

Term Loan, 0.00%, Maturing April 9, 2021(7)	11,038	1,824,743

Proampac PG Borrower, LLC

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023	8,340	8,272,455

Reynolds Group Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	19,497	19,169,793

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026	12,700	12,414,250

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Trident TPI Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		12,648	$12,284,722

			$128,035,408

Cosmetics/Toiletries — 0.5%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		24,681	$24,505,718

			$24,505,718

Drugs — 5.7%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	2,875	$3,356,218

Akorn, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		9,304	9,377,559

Albany Molecular Research, Inc.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(2)		6,890	6,807,534

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024		2,175	2,147,813

Alkermes, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		13,061	12,996,078

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		28,095	26,854,403

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		13,814	12,087,422

Bausch Health Companies, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		34,047	33,307,673

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		8,938	8,915,535

Elanco Animal Health Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		6,430	6,300,324

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		25,899	$24,785,626

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,457	35,631,809

Horizon Therapeutics USA, Inc.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		13,469	13,216,011

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		60,299	59,959,567

Mallinckrodt International Finance S.A.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		37,796	34,945,388

Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		15,111	13,958,385

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,141,066

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	6,425	7,326,986

			$313,115,397

Ecological Services and Equipment — 0.4%

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		20,076	$19,222,838

US Ecology Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		3,077	3,038,291

			$22,261,129

Electronics/Electrical — 21.4%

Applied Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024		26,251	$26,159,648

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		4,000	4,032,500

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		8,833	$8,534,580

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		7,786	7,824,804

Avast Software B.V.

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		2,258	2,254,499

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		47,773	46,449,032

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,488	4,004,268

Barracuda Networks, Inc.

Term Loan - Second Lien, Maturing October 30, 2028(5)		3,600	3,591,000

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,898	4,794,045

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		2,050	2,026,938

Cambium Learning Group, Inc.

Term Loan, 4.72%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		7,825	7,564,169

Castle US Holding Corporation

Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		9,640	9,093,590

Celestica, Inc.

Term Loan, 2.28%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,072	3,990,516

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,378	3,347,947

CentralSquare Technologies, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		4,031	3,622,481

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,980	9,649,330

CommScope, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,703	19,047,783

Cornerstone OnDemand, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		15,334	15,214,878

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		14,142	$13,541,014

E2open, LLC

Term Loan, Maturing October 29, 2027(5)		7,750	7,701,562

ECI Macola/Max Holdings, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		10,037	9,982,677

Electro Rent Corporation

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		23,638	23,313,391

Epicor Software Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027		51,184	51,088,413

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028		7,650	7,822,125

EXC Holdings III Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,702	1,962,268

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		3,533	3,493,279

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		36,721	34,757,179

Fiserv Investment Solutions, Inc.

Term Loan, 5.02%, (6 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,810	5,792,280

GlobalLogic Holdings, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027		6,800	6,681,000

Go Daddy Operating Company, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		54,363	53,177,450

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027		10,100	9,951,343

Hyland Software, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024		57,423	56,722,795

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		6,190	6,193,997

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)

Infoblox, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		13,094	$13,088,400

Informatica, LLC

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	2,861	3,251,112

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		62,280	60,317,696

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		6,275	6,376,969

LogMeIn, Inc.

Term Loan, 4.89%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		12,475	12,116,344

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,936	3,731,810

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	6,550	7,611,767

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		16,375	16,221,484

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		12,033	11,651,840

Marcel LUX IV S.a.r.l.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		1,758	1,700,975

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	3,350	3,841,837

Term Loan, Maturing September 22, 2027(5)		4,075	4,034,250

MaxLinear, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 31, 2023		11,475	11,460,656

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing May 12, 2024		6,947	6,912,631

Milano Acquisition Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		25,625	25,224,609

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		3,474	3,456,425

NCR Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		10,840	10,528,836

Recorded Books, Inc.

Term Loan, 4.39%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		2,665	2,608,632

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)

Redstone Buyer, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	14,225	$14,118,312

Renaissance Holding Corp.

Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	2,109,750

Seattle Spinco, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	26,581	25,201,834

SkillSoft Corporation

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	5,224	5,243,870

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	17,261	17,045,177

SolarWinds Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	72,881	71,690,744

Solera, LLC

Term Loan, 2.90%, (2 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	53,908	52,608,051

Sparta Systems, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	7,007	6,674,212

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	6,614	6,439,318

SS&C Technologies, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	5,263	5,123,731

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	9,414	9,165,380

STG-Fairway Holdings, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	5,448	5,303,264

SurveyMonkey, Inc.

Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,271	9,108,561

Tech Data Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	10,350	10,356,469

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	31,716	30,857,405

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)

Tibco Software, Inc. (continued)

Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	9,275	$9,089,500

TTM Technologies, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	6,035	5,944,694

Uber Technologies, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	7,568	7,451,668

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	41,217	40,763,628

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	22,829	22,457,737

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	36,550	36,385,013

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	2,350	2,397,980

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	9,834	9,784,492

Valkyr Purchaser, LLC

Term Loan, Maturing October 29, 2027(5)	6,375	6,311,250

Verifone Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	19,004	17,437,007

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	22,875	22,403,203

Vero Parent, Inc.

Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	19,950	19,550,754

VS Buyer, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	12,313	12,105,341

Vungle, Inc.

Term Loan, 5.64%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	7,648	7,619,071

		$1,168,266,470

Equipment Leasing — 1.0%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	21,425	$20,722,463

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing (continued)

Boels Topholding B.V.

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing January 14, 2027	EUR	5,250	$5,940,531

Delos Finance S.a.r.l.

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		15,593	15,116,929

Fly Funding II S.a.r.l.

Term Loan, 6.24%, (3 mo. USD LIBOR + 6.00%), Maturing October 8, 2025		10,825	10,446,125

			$52,226,048

Financial Intermediaries — 3.4%

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		26,319	$24,783,656

Citco Funding, LLC

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		17,505	17,045,734

Claros Mortgage Trust, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		533	513,797

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(7)		22,626	6,816,161

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,754	2,747,489

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,550	8,665,608

FB Income Advisor, LLC

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,688	6,621,605

FinCo I, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		9,010	8,864,830

Focus Financial Partners, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		14,503	14,138,244

Greenhill & Co., Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,049	6,978,149

GreenSky Holdings, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		4,364	4,254,961

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

GreenSky Holdings, LLC (continued)

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		11,583	$11,033,245

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		33,367	33,166,792

LPL Holdings, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		19,751	19,363,971

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,140,994

Victory Capital Holdings, Inc.

Term Loan, 2.73%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		13,673	13,399,582

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		7,195	7,141,225

			$186,676,043

Food Products — 4.2%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		28,282	$27,450,752

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,794	3,794,700

B&G Foods, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,539	2,529,122

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		9,796	9,232,368

Froneri International, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		21,596	20,874,724

Term Loan - Second Lien, 5.75%, (1 mo. USD LIBOR + 5.75%), Maturing January 31, 2028		1,125	1,119,375

H Food Holdings, LLC

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		11,627	11,212,561

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,263	6,070,054

HLF Financing S.a.r.l.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		26,118	25,735,752

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		22,212	$22,183,993

JBS USA Lux S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		55,301	54,154,715

Nomad Foods Europe Midco Limited

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		18,939	18,545,356

Shearer’s Foods, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027		3,575	3,542,228

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	12,130,089

Term Loan, 4.07%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	954,621

Valeo F1 Company Limited (Ireland)

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 27, 2027	EUR	9,500	10,842,892

			$230,373,302

Food Service — 1.5%

1011778 B.C. Unlimited Liability Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		49,264	$47,427,240

IRB Holding Corp.

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		4,848	4,625,765

Restaurant Technologies, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		6,113	5,883,654

US Foods, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		22,484	21,612,864

			$79,549,523

Food/Drug Retailers — 0.5%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.41%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		5,851	$5,851,269

CNT Holdings I Corp.

Term Loan, Maturing October 16, 2027(5)		6,275	6,212,250

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food/Drug Retailers (continued)

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	8,523	$7,982,120

Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	7,004,736

			$27,050,375

Forest Products — 0.0%(6)

Clearwater Paper Corporation

Term Loan, 3.24%, (USD LIBOR + 3.00%), Maturing July 26, 2026(2)		2,435	$2,428,725

			$2,428,725

Health Care — 9.0%

Accelerated Health Systems, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		5,292	$5,120,203

ADMI Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		5,422	5,237,119

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		9,092	8,319,317

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		5,175	2,367,563

athenahealth, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		15,824	15,527,352

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		7,082	7,037,710

Term Loan, Maturing October 29, 2027(5)		3,450	3,415,500

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		16,024	15,462,746

BW NHHC Holdco, Inc.

Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		15,000	12,824,761

CeramTec AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	15,327	17,104,782

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Certara L.P.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,498	$7,329,276

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(2)		13	12,588

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		5,130	5,104,288

Dedalus Finance GmbH

Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	6,875	7,943,578

Term Loan, Maturing August 16, 2027(5)	EUR	10,000	11,554,295

Elsan SAS

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2024	EUR	2,250	2,587,052

Ensemble RCM, LLC

Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,990	5,877,197

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		61,621	44,351,686

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		32,880	32,263,034

Greatbatch, Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		10,341	10,257,054

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,276	23,120,526

Inovalon Holdings, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,141	11,852,324

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		2,660	2,621,308

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		14,783	14,570,963

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		25,262	24,977,837

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		347	341,862

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

National Mentor Holdings, Inc. (continued)

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		7,601	$7,489,320

Navicure, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		6,269	6,119,623

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		4,625	4,561,406

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		15,252	14,146,453

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		28,843	27,947,516

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	4,204	4,728,760

Parexel International Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		3,326	3,198,505

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		21,269	20,604,370

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		5,175	5,093,064

Radiology Partners, Inc

Term Loan, 4.81%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		5,242	4,963,418

RadNet, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		9,796	9,661,131

Select Medical Corporation

Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		37,393	36,574,933

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		13,674	12,993,316

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		2,488	2,537,250

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		6,973	5,700,689

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		3,014	$2,828,815

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		22,236	21,865,336

			$488,195,826

Home Furnishings — 1.0%

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		14,163	$14,209,708

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		46,814	40,142,819

			$54,352,527

Industrial Equipment — 5.2%

AI Alpine AT Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	6,125	$6,675,748

Alliance Laundry Systems, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		10,150	10,078,950

Altra Industrial Motion Corp.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		7,792	7,642,336

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		17,067	16,225,207

CFS Brands, LLC

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		6,714	5,958,278

Clark Equipment Company

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		13,249	12,895,674

Columbus McKinnon Corporation

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing January 31, 2024		4,880	4,855,115

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

CPM Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		3,951	$3,674,586

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	2,650	2,964,799

Term Loan, 4.74%, (USD LIBOR + 4.50%), Maturing April 16, 2026(2)		5,841	5,614,661

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,618	2,915,130

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,544	7,287,864

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		11,827	11,570,405

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		4,633	4,551,677

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		10,405	9,737,213

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		14,646	14,297,950

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		2,004	1,986,713

EWT Holdings III Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		22,147	21,749,873

Filtration Group Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		23,140	22,552,880

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,627	2,999,660

Term Loan, Maturing March 29, 2025(5)		3,100	3,059,312

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,794	8,832,862

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		7,325	6,835,028

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,426	2,283,002

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,944	2,242,336

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	20,625	$23,665,591

Robertshaw US Holding Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		22,944	21,165,999

Terex Corporation

Term Loan, 2.22%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,765	8,524,311

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		3,047	3,009,098

Titan Acquisition Limited

Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		26,903	25,576,591

Vertical Midco GmbH

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing July 30, 2027	EUR	1,000	1,162,557

Welbilt, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,000	920,000

			$283,511,406

Insurance — 3.6%

Alliant Holdings Intermediate, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		3,239	$3,123,831

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,703	5,515,093

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		44,812	44,311,789

Andromeda Investissements

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing June 12, 2026	EUR	2,250	2,597,534

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		4,094	3,957,935

Asurion, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		41,964	41,237,374

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,444	2,400,984

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		26,491	26,562,647

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Financiere CEP S.A.S.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	1,425	$1,662,323

Hub International Limited

Term Loan, 3.21%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		18,437	17,766,216

NFP Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		33,605	32,239,674

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		7,875	7,822,497

USI, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		5,865	5,807,712

			$195,005,609

Leisure Goods/Activities/Movies — 4.6%

AMC Entertainment Holdings, Inc.

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		10,339	$5,907,406

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	20,475	21,044,281

Ancestry.com Operations, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		37,346	37,326,677

Bombardier Recreational Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		33,283	32,145,695

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		6,135	6,188,303

ClubCorp Holdings, Inc.

Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,362	18,064,000

Crown Finance US, Inc.

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	4,881	3,259,378

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		18,505	10,565,929

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,250	1,205,860

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

Etraveli Holding AB

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	9,600	$9,279,932

Lindblad Expeditions, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		1,168	1,086,330

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		4,672	4,345,321

Match Group, Inc.

Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		7,625	7,453,437

Motion Finco S.a.r.l.

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		423	365,691

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		3,332	2,878,522

NASCAR Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		1,524	1,487,685

Playtika Holding Corp.

Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		33,784	33,875,878

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		4,400	4,125,130

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(2)		9,280	9,268,182

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		3,760	3,612,307

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		20,176	15,787,903

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,920	1,876,983

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		15,889	15,600,603

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

Vue International Bidco PLC

Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	3,433	$2,928,504

			$249,679,937

Lodging and Casinos — 2.9%

Aristocrat Technologies, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		10,829	$10,568,462

Azelis Finance S.A.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	3,750	4,280,089

Boyd Gaming Corporation

Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		999	973,549

Churchill Downs Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,404	3,293,128

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		14,988	14,129,643

ESH Hospitality, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		2,263	2,195,793

Golden Nugget, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		33,608	29,776,879

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	2,128,125

GVC Holdings (Gibraltar) Limited

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		23,472	23,257,063

GVC Holdings PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,325	24,476,039

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		14,097	12,088,240

Sportradar Capital S.a.r.l.

Term Loan, Maturing October 27, 2027(5)	EUR	4,400	5,080,687

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Stars Group Holdings B.V. (The)

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		20,791	$20,813,547

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	5,340	6,235,157

			$159,296,401

Nonferrous Metals/Minerals — 0.5%

American Consolidated Natural Resources, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025		5,857	$4,539,449

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		407	322,092

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(7)		2,904	261,355

Oxbow Carbon, LLC

Term Loan, Maturing October 13, 2025(5)		4,650	4,580,250

Rain Carbon GmbH

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	16,219,754

			$25,922,900

Oil and Gas — 3.0%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		15,109	$13,220,765

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		2,289	2,214,759

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		1,926	1,922,014

Blackstone CQP Holdco L.P.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		17,572	17,220,622

Buckeye Partners L.P.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		11,389	11,171,912

Centurion Pipeline Company, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		2,025	1,994,625

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,414	3,358,707

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	2,970	$2,732,400

CITGO Petroleum Corporation

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	27,452	25,805,184

Delek US Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	4,152	3,920,330

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	5,224	5,114,924

Fieldwood Energy, LLC

DIP Loan, 3.68%, Maturing August 4, 2021(3)	3,983	4,003,159

Term Loan, 0.00%, Maturing April 11, 2022(7)	26,962	6,656,357

Lealand Finance Company B.V.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00% PIK, Maturing June 30, 2025	3,135	2,057,529

Matador Bidco S.a.r.l.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	11,666	11,374,716

McDermott Technology Americas, Inc.

DIP Letter of Credit, 2.71%, Maturing June 28, 2024(3)	10,000	9,150,000

Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	261	215,187

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	19,198	17,277,857

PSC Industrial Holdings Corp.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	11,272	10,666,065

RDV Resources Properties, LLC

Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(4)	3,221	2,034,117

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	812	734,529

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	834	654,309

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	963	486,286

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		11,998	$11,915,638

			$165,901,991

Publishing — 1.3%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027		4,425	$4,413,937

Ascend Learning, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024		3,400	3,374,500

Axel Springer S.E.

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	2,236,128

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,267	12,420,995

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,351,911

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(7)		8,034	1,305,543

Nielsen Finance, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,054	14,748,576

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025		7,338	7,338,125

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		18,144	17,743,759

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023		1,927	1,693,212

			$69,626,686

Radio and Television — 2.8%

Cumulus Media New Holdings, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026		4,099	$3,881,423

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		35,813	22,416,874

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Entercom Media Corp.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	4,807	$4,642,170

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	8,226	7,883,247

Gray Television, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	3,553	3,483,416

Hubbard Radio, LLC

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	10,057	9,692,008

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,260	1,186,137

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	3,541	3,427,515

Nexstar Broadcasting, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	15,915	15,517,158

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,956	5,815,662

Sinclair Television Group, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	16,964	16,525,830

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,475	7,262,725

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	25,604	25,024,232

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	19,506	18,931,014

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	6,995	6,832,707

		$152,522,118

Retailers (Except Food and Drug) — 1.7%

Apro, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	4,100	$4,069,575

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Ascena Retail Group, Inc.

DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	5,539	$6,639,589

Term Loan, 0.00%, Maturing August 21, 2022(7)	15,977	4,952,888

Bass Pro Group, LLC

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	10,756	10,731,908

BJ’s Wholesale Club, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	3,175	3,131,245

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	1,396	1,373,581

David’s Bridal, Inc.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	2,469	2,222,818

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	2,856	2,265,331

Go Wireless, Inc.

Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,685	2,606,691

Harbor Freight Tools USA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	12,850	12,684,351

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	7,774	6,639,987

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	13,677	13,465,710

PetSmart, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	16,418	16,304,992

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(7)	11,258	4,390,701

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(4)(7)	5,027	2,864,017

		$94,343,384

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.4%

Atkore International, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	21,285	$21,214,393

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	12,276	12,138,223

Neenah Foundry Company

Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022	6,987	6,113,267

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	8,363	8,028,208

Zekelman Industries, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	27,910	27,164,029

		$74,658,120

Surface Transport — 0.5%

Avis Budget Car Rental, LLC

Term Loan, Maturing August 6, 2027(5)	2,500	$2,251,875

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	3,899	3,773,631

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	16,566	16,034,186

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	2,789	2,741,346

		$24,801,038

Telecommunications — 5.0%

Cablevision Lightpath, LLC

Term Loan, Maturing September 15, 2027(5)	225	$222,047

CenturyLink, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	64,425	62,140,455

Ciena Corporation

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	9,328	9,324,605

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	19,289	16,921,334

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Digicel International Finance Limited

Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,522	$17,143,135

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	28,510,899

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		3,654	3,626,561

Term Loan, 0.00%, Maturing January 6, 2023(7)		23,177	16,223,819

Intelsat Jackson Holdings S.A.

DIP Loan, 6.50%, (6 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(3)		4,000	4,076,526

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		13,500	13,639,212

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(4)		8,930	6,376,021

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		17,768	16,901,724

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		12,192	9,560,676

Telesat Canada

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		6,291	6,090,595

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	4,552	5,182,346

Ziggo Financing Partnership

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		57,575	55,359,975

			$271,299,930

Utilities — 0.4%

Calpine Construction Finance Company, L.P.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		7,283	$7,084,580

Calpine Corporation

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		14,924	14,587,924

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)

Longview Power, LLC

Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(4)		1,433	$1,146,073

			$22,818,577

Total Senior Floating-Rate Loans (identified cost $6,537,871,757)			$6,223,059,591

Corporate Bonds & Notes — 4.3%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.2%

Spirit AeroSystems, Inc.

5.50%, 1/15/25(9)		3,750	$3,820,312

Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd.

8.00%, 9/20/25(9)		3,175	3,369,469

TransDigm, Inc.

8.00%, 12/15/25(9)		1,500	1,623,375

6.25%, 3/15/26(9)		1,500	1,565,633

			$10,378,789

Air Transport — 0.4%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)		5,300	$5,789,224

Delta Air Lines, Inc./SkyMiles IP, Ltd.

4.50%, 10/20/25 (9)		7,925	8,049,644

4.75%, 10/20/28 (9)		7,925	8,105,504

			$21,944,372

Automotive — 0.3%

Clarios Global, L.P.

6.75%, 5/15/25(9)		2,425	$2,568,487

Clarios Global, L.P./Clarios US Finance Co.

6.25%, 5/15/26(9)		4,975	5,205,094

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,498,747

			$14,272,328

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		875	$891,406

Cushman & Wakefield U.S. Borrower, LLC

6.75%, 5/15/28(9)		3,625	3,867,422

Forterra Finance, LLC/FRTA Finance Corp.

6.50%, 7/15/25(9)		1,100	1,163,938

Winnebago Industries, Inc.

6.25%, 7/15/28(9)		1,100	1,165,312

			$7,088,078

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(9)		2,475	$2,592,563

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24 (9)		9,125	9,556,795

5.75%, 4/15/26 (9)		17,950	19,139,187

Sabre GLBL, Inc.

9.25%, 4/15/25(9)		2,925	3,228,469

7.375%, 9/1/25(9)		2,675	2,732,513

			$37,249,527

Cable and Satellite Television — 0.2%

Altice France S.A.

5.125%, 1/15/29(9)		1,600	$1,600,480

Virgin Media Secured Finance PLC

4.50%, 8/15/30(9)		7,625	7,756,531

			$9,357,011

Chemicals and Plastics — 0.2%

INEOS Finance PLC

3.375%, 3/31/26(9)	EUR	2,000	$2,281,200

Tronox, Inc.

6.50%, 5/1/25(9)		8,000	8,450,000

			$10,731,200

Containers and Glass Products — 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.125%, 7/15/23 (9)		10	$10,130

4.00%, 10/15/27 (9)		6,325	6,427,781

			$6,437,911

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)	4,975	$4,863,063

		$4,863,063

Drugs — 0.1%

Bausch Health Cos., Inc.

5.50%, 11/1/25(9)	2,700	$2,776,410

		$2,776,410

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)	6,025	$6,156,797

		$6,156,797

Electronics/Electrical — 0.2%

Veritas US, Inc./Veritas Bermuda, Ltd.

7.50%, 9/1/25(9)	7,900	$8,021,265

		$8,021,265

Entertainment — 0.0%(6)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)	2,400	$2,545,500

		$2,545,500

Food Products — 0.2%

Del Monte Foods, Inc.

11.875%, 5/15/25(9)	9,400	$10,040,375

		$10,040,375

Food/Drug Retailers — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)	8,600	$8,245,293

		$8,245,293

Health Care — 0.0%(6)

HCA, Inc.

5.25%, 4/15/25	1,250	$1,448,590

		$1,448,590

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment — 0.0%(6)

Clark Equipment Company

5.875%, 6/1/25(9)	1,200	$1,251,750

		$1,251,750

Insurance — 0.0%(6)

NFP Corp.

7.00%, 5/15/25(9)	500	$530,938

		$530,938

Leisure Goods / Activities / Movies — 0.0%(6)

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)	2,425	$2,552,312

		$2,552,312

Machinery — 0.1%

Vertical U.S. Newco, Inc.

5.25%, 7/15/27(9)	4,950	$5,103,821

		$5,103,821

Oil and Gas — 0.2%

CITGO Petroleum Corporation

7.00%, 6/15/25(9)	12,175	$11,315,141

		$11,315,141

Packaging & Containers — 0.0%(6)

Intelligent Packaging, Ltd. Finco, Inc./ Intelligent Packaging, Ltd. Co-Issuer, LLC

6.00%, 9/15/28(9)	550	$560,656

		$560,656

Radio and Television — 0.2%

iHeartCommunications, Inc.

6.375%, 5/1/26	1,159	$1,209,431

8.375%, 5/1/27	2,101	2,053,271

5.25%, 8/15/27 (9)	2,500	2,471,875

4.75%, 1/15/28 (9)	2,975	2,846,153

		$8,580,730

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer

5.875%, 10/1/28(9)	7,925	$7,781,359

		$7,781,359

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Software and Services — 0.2%

Boxer Parent Co., Inc.

7.125%, 10/2/25(9)	4,850	$5,206,766

LogMeIn, Inc.

5.50%, 9/1/27(9)	5,250	5,328,750

		$10,535,516

Telecommunications — 0.4%

CenturyLink, Inc.

4.00%, 2/15/27(9)	5,400	$5,528,250

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	7,250	7,268,125

VMED O2 UK Financing I PLC

4.25%, 1/31/31(9)	10,575	10,601,438

		$23,397,813

Total Corporate Bonds & Notes (identified cost $227,975,917)		$233,166,545

Asset-Backed Securities — 4.9%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 3.318%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,303,896

Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,608,184

ALM Loan Funding, Ltd.

Series 2013-7RA, Class DR, 7.377%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)	3,000	2,866,197

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 7.147%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,361,086

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 6.423%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	2,737,617

Apidos CLO XX

Series 2015-20A, Class DR, 5.93%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,071,533

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 6.766%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(10)	1,250	1,156,581

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 3.637%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,423,833

Security	Principal Amount (000’s omitted)	Value

Ares XL CLO, Ltd. (continued)

Series 2016-40A, Class DR, 6.587%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	$3,500	$3,143,796

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 3.216%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,329,630

Series 2018-49A, Class E, 5.916%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,055,928

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 3.18%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,627,860

Series 2014-32RA, Class D, 6.13%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	873,102

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 5.937%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,505,283

Babson CLO, Ltd.

Series 2015-1A, Class DR, 2.818%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,247,753

Series 2016-1A, Class DR, 3.259%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,124,249

Series 2016-1A, Class ER, 6.209%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	2,965,612

Series 2018-1A, Class C, 2.837%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,131,137

Bain Capital Credit CLO

Series 2018-1A, Class D, 2.909%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,400,671

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 3.148%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,414,827

Series 2018-5BA, Class D, 6.168%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	2,892,037

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 5.818%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,246,162

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 2.818%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,315,895

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 3.918%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,934,469

Series 2018-16A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,036,353

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 6.837%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,622,770

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 3.168%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,282,250

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Betony CLO 2, Ltd. (continued)

Series 2018-1A, Class D, 5.198%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	$4,550	$3,894,675

BlueMountain CLO, Ltd.

Series 2015-3A, Class CR, 2.818%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	4,304,412

Series 2015-3A, Class DR, 5.618%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	2,266,897

Series 2016-3A, Class DR, 3.38%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,315,508

Series 2016-3A, Class ER, 6.23%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,182,994

Series 2018-1A, Class D, 3.318%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,191,733

Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,595,933

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 5.937%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,121,493

Series 2016-1A, Class DR, 3.037%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,728,950

Series 2016-1A, Class ER, 5.987%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,418,125

Series 2016-2A, Class ER, 6.237%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	3,805,183

Series 2018-1A, Class D, 3.137%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,733,151

Series 2018-1A, Class E, 5.987%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,352,233

Carlyle C17 CLO, Ltd.

Series C17A, Class CR, 3.014%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,507,052

Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,900,355

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 3.724%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,247,334

Series 2012-3A, Class DR2, 6.724%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,146,904

Series 2014-3RA, Class C, 3.167%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	855,027

Series 2014-3RA, Class D, 5.617%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,658,194

Series 2014-4RA, Class C, 3.137%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,750	2,387,799

Series 2014-4RA, Class D, 5.887%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	2,643,759

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 6.818%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	2,000	1,809,606

Security	Principal Amount (000’s omitted)	Value

Dryden CLO, Ltd.

Series 2016-42A, Class ER, 5.787%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	$3,500	$3,074,431

Series 2018-55A, Class D, 3.087%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,337,390

Series 2018-55A, Class E, 5.637%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,709,969

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 3.38%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,860,872

Series 2015-40A, Class ER, 6.03%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	2,077,304

Series 2015-41A, Class DR, 2.837%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	7,000	6,400,604

Series 2015-41A, Class ER, 5.537%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,072,805

Series 2016-42A, Class DR, 3.167%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,322,640

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 7.468%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(10)	1,000	905,908

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 6.882%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	3,920,031

Galaxy XXV CLO, Ltd.

Series 2015-19A, Class D1R, 6.745%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,732,955

Series 2018-25A, Class D, 3.315%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,306,738

Series 2018-25A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,032,547

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.068%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,482,662

Golub Capital Partners CLO, Ltd.

Series 2018-37A, Class D, 3.518%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,533,797

Series 2018-37A, Class E, 5.968%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,067,792

Series 2020-48A, Class D, 4.018%, (3 mo. USD LIBOR + 3.80%), 4/17/33(9)(10)	2,000	1,868,567

ICG US CLO, Ltd.

Series 2018-2A, Class D, 3.316%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,791,335

Series 2018-2A, Class E, 5.966%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,341,945

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 6.915%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	476,502

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 6.129%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	$2,000	$1,799,190

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 3.318%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,365,642

Series 2016-22A, Class ER, 6.278%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,698,184

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 5.818%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,742,218

Series 2019-33A, Class E, 7.03%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(10)	950	918,046

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 4.178%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,468,598

Series 2019-3A, Class E, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(10)	1,121	928,695

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 7.753%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	2,879,495

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 3.418%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,394,664

Series 2013-2A, Class DRR, 6.068%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	2,890,790

Series 2015-1A, Class DR2, 6.497%, (3 mo. USD LIBOR + 6.25%), 5/21/29(9)(10)	1,850	1,705,517

Series 2018-1A, Class C, 2.718%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,775,618

Series 2018-1A, Class D, 5.368%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,803,734

Series 2018-2A, Class D, 5.83%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,760,195

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 3.337%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,308,727

Series 2018-2A, Class D, 6.187%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,257,507

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 3.415%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,311,237

Series 2018-3A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	3,909,726

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 6.715%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,469,500

Southwick Park CLO, LLC

Series 2019-4A, Class D, 4.068%, (3 mo. USD LIBOR + 3.85%), 7/20/32(9)(10)	1,500	1,487,165

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC (continued)

Series 2019-4A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	$1,750	$1,666,096

Upland CLO, Ltd.

Series 2016-1A, Class CR, 3.118%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,066,236

Series 2016-1A, Class DR, 6.118%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,005,348

Vibrant CLO IX, Ltd.

Series 2018-9A, Class C, 3.418%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,154,295

Series 2018-9A, Class D, 6.468%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	2,689,321

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 3.468%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,358,253

Series 2018-10A, Class D, 6.408%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	3,973,883

Voya CLO, Ltd.

Series 2014-1A, Class DR2, 6.218%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	2,596,843

Series 2015-3A, Class CR, 3.368%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,212,318

Series 2015-3A, Class DR, 6.418%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	4,520,161

Series 2016-3A, Class CR, 3.468%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,750,408

Series 2016-3A, Class DR, 6.298%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	2,777,897

Series 2018-1A, Class C, 2.818%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,406,553

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 3.118%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,874,432

Series 2015-1A, Class DR, 5.718%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,190,337

Total Asset-Backed Securities (identified cost $306,155,088)		$269,179,651

Common Stocks — 1.5%
Security	Shares	Value

Aerospace and Defense — 0.0%(6)

IAP Global Services, LLC(4)(11)(12)	168	$2,500,092

		$2,500,092

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Automotive — 0.0%(6)

Dayco Products, LLC(11)(12)	48,926	$366,945

		$366,945

Business Equipment and Services — 0.0%(6)

Crossmark Holdings, Inc.(11)(12)	37,581	$2,160,908

		$2,160,908

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(11)(12)	454,988	$4,675,002

		$4,675,002

Electronics/Electrical — 0.6%

Answers Corp.(4)(11)(12)	642,963	$475,793

Software Luxembourg Holding S.A., Class A(11)(12)	161,663	32,332,600

		$32,808,393

Health Care — 0.2%

Akorn Holding Company, LLC, Class A(11)(12)	792,089	$8,811,990

		$8,811,990

Nonferrous Metals/Minerals — 0.0%(6)

ACNR Holdings, Inc., Class A(11)(12)	30,298	$348,427

		$348,427

Oil and Gas — 0.2%

AFG Holdings, Inc.(4)(11)(12)	281,241	$6,192,927

Fieldwood Energy, Inc.(11)(12)	20,537	2,054

Fieldwood Energy, Inc.(11)(12)	88,944	8,894

McDermott International, Ltd.(11)(12)	1,382,889	2,350,911

RDV Resources, Inc., Class A(4)(11)(12)	197,614	0

Samson Resources II, LLC, Class A(4)(11)	387,972	2,521,818

Sunrise Oil & Gas, Inc., Class A(11)(12)	121,973	853,811

		$11,930,415

Publishing — 0.2%

ION Media Networks, Inc.(4)(11)(12)	13,247	$8,671,221

Tweddle Group, Inc.(4)(11)(12)	18,167	39,059

		$8,710,280

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(11)(12)	482,097	$430,995

Cumulus Media, Inc., Class A(11)(12)	371,654	1,880,569

iHeartMedia, Inc., Class A(11)(12)	205,018	1,685,248

		$3,996,812

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(6)

David’s Bridal, LLC(4)(11)(12)	195,511	$1,708,766

		$1,708,766

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(4)(11)(12)	359,046	$2,904,682

		$2,904,682

Total Common Stocks (identified cost $94,656,391)		$80,922,712

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%(6)

DBI Investors, Inc., Series A-1(4)(11)(12)	9,245	$742,651

		$742,651

Nonferrous Metals/Minerals — 0.0%(6)

ACNR Holdings, Inc., 15.00% (PIK)(11)(12)	14,309	$214,635

		$214,635

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(11)(12)	5,438	$435,040

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(11)(12)	22,162	1,794,235

		$2,229,275

Total Preferred Stocks (identified cost $1,794,235)		$3,186,561

Miscellaneous — 0.0%(6)
Security	Shares	Value

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(11)(12)	16,581	$4,974

Paragon Offshore Finance Company, Class B(11)(12)	8,290	101,553

Total Miscellaneous (identified cost $180,309)		$106,527

45	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Warrants — 0.0%
Security	Shares	Value

Health Care — 0.0%

THAIHOT Investment Company US Limited, Exp. 10/13/27(4)(11)(12)	266	$0

THAIHOT Investment Company US Limited, Exp. 10/13/27(4)(11)(12)	1,725	0

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(4)(11)(12)	111,530	0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(11)(12)	37,742	$0

Total Warrants (identified cost $0)		$0

Exchange-Traded Funds — 0.7%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	803,000	$35,540,780

Total Exchange-Traded Funds (identified cost $36,809,412)		$35,540,780

Short-Term Investments — 2.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	111,394,225	$111,394,225

Total Short-Term Investments (identified cost $111,394,225)		$111,394,225

Total Investments — 127.7% (identified cost $7,316,837,334)		$6,956,556,592

Less Unfunded Loan Commitments — (0.3)%		$(16,434,068)

Net Investments — 127.4% (identified cost $7,300,403,266)		$6,940,122,524

Other Assets, Less Liabilities — (27.4)%		$(1,490,688,271)

Net Assets — 100.0%		$5,449,434,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(2)

The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At October 31, 2020, the total value of unfunded loan commitments is $15,620,613.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	This Senior Loan will settle after October 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $497,634,904 or 9.1% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

46	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	155,537,410	EUR	132,552,680	Standard Chartered Bank	11/3/20	$1,159,921	$—

USD	147,378,054	EUR	124,569,292	HSBC Bank USA, N.A.	11/30/20	2,212,091	—

USD	9,470,182	EUR	8,000,000	State Street Bank and Trust Company	11/30/20	147,437	—

USD	31,418,149	GBP	23,789,121	State Street Bank and Trust Company	11/30/20	594,203	—

USD	154,499,562	EUR	132,552,680	Standard Chartered Bank	12/2/20	23,410	—

USD	158,803,677	EUR	134,859,392	Goldman Sachs International	1/29/21	1,407,481	—

USD	2,355,730	EUR	2,000,000	HSBC Bank USA, N.A.	1/29/21	21,504	—

						$5,566,047	$—

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

47	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $7,189,009,041)	$6,828,728,299

Affiliated investment, at value (identified cost, $111,394,225)	111,394,225

Cash	60,056,685

Deposits for derivatives collateral — forward foreign currency exchange contracts	2,450,000

Foreign currency, at value (identified cost, $440,176)	440,695

Interest receivable	20,345,374

Dividends receivable from affiliated investment	10,839

Receivable for investments sold	91,437,051

Receivable for open forward foreign currency exchange contracts	5,566,047

Prepaid upfront fees and other fees on notes payable	2,111,271

Prepaid expenses	388,645

Total assets	$7,122,929,131

Liabilities

Notes payable	$1,480,000,000

Cash collateral due to brokers	2,450,000

Payable for investments purchased	186,536,475

Payable to affiliates:

Investment adviser fee	2,508,657

Trustees’ fees	9,042

Accrued expenses	1,990,704

Total liabilities	$1,673,494,878

Net Assets applicable to investors’ interest in Portfolio	$5,449,434,253

48	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest and other income	$368,429,713

Dividends	2,422,685

Dividends from affiliated investment	1,038,505

Total investment income	$371,890,903

Expenses

Investment adviser fee	$32,244,296

Trustees’ fees and expenses	108,500

Custodian fee	949,004

Legal and accounting services	958,394

Interest expense and fees	37,094,201

Miscellaneous	444,497

Total expenses	$71,798,892

Net investment income	$300,092,011

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(392,923,637)

Investment transactions — affiliated investment	(13,083)

Foreign currency transactions	(3,180,669)

Forward foreign currency exchange contracts	(15,923,521)

Net realized loss	$(412,040,910)

Change in unrealized appreciation (depreciation) —

Investments	$11,089,598

Investments — affiliated investment	(716)

Foreign currency	668,445

Forward foreign currency exchange contracts	10,714,424

Net change in unrealized appreciation (depreciation)	$22,471,751

Net realized and unrealized loss	$(389,569,159)

Net decrease in net assets from operations	$(89,477,148)

49	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$300,092,011	$495,243,530

Net realized loss	(412,040,910)	(66,923,739)

Net change in unrealized appreciation (depreciation)	22,471,751	(288,934,917)

Net increase (decrease) in net assets from operations	$(89,477,148)	$139,384,874

Capital transactions —

Contributions	$656,651,110	$189,465,590

Withdrawals	(2,461,193,007)	(3,954,556,464)

Net decrease in net assets from capital transactions	$(1,804,541,897)	$(3,765,090,874)

Net decrease in net assets	$(1,894,019,045)	$(3,625,706,000)

Net Assets

At beginning of year	$7,343,453,298	$10,969,159,298

At end of year	$5,449,434,253	$7,343,453,298

50	See Notes to Financial Statements.

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2020

Net decrease in net assets from operations	$(89,477,148)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(2,270,434,034)

Investments sold and principal repayments	4,131,225,060

Increase in short-term investments, net	(31,755,325)

Net amortization/accretion of premium (discount)	(7,696,081)

Amortization of prepaid upfront fees and other fees on notes payable	4,908,616

Decrease in interest receivable	4,230,802

Decrease in dividends receivable from affiliated investment	208,151

Increase in receivable for open forward foreign currency exchange contracts	(5,517,094)

Decrease in prepaid expenses	302,907

Increase in payable for cash collateral due to brokers	960,996

Decrease in payable for open forward foreign currency exchange contracts	(5,197,330)

Decrease in payable to affiliate for investment adviser fee	(815,609)

Decrease in accrued expenses	(3,451,169)

Increase in unfunded loan commitments	13,956,307

Net change in unrealized (appreciation) depreciation from investments	(11,088,882)

Net realized loss from investments	392,936,720

Net cash provided by operating activities	$2,123,296,887

Cash Flows From Financing Activities

Proceeds from capital contributions	$656,651,110

Payments for capital withdrawals	(2,461,193,007)

Proceeds from notes payable	1,475,000,000

Repayments of notes payable	(1,835,000,000)

Payment of prepaid upfront fees and other fees on notes payable	(5,906,250)

Net cash used in financing activities	$(2,170,448,147)

Net decrease in cash and restricted cash*	$(47,151,260)

Cash and restricted cash at beginning of year(1)	$110,098,640

Cash and restricted cash at end of year(1)	$62,947,380

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$40,732,997

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $2,484.

(1)	Balance includes foreign currency, at value.

51	See Notes to Financial Statements.

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Statement of Cash Flows — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2020

Cash	$60,056,685

Deposit for derivatives collateral —

Forward foreign currency exchange contracts	2,450,000

Foreign currency	440,695

Total cash and restricted cash as shown on the Statement of Cash Flows	$62,947,380

52	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.56%	0.55%	0.51%	0.52%	0.58%

Interest and fee expense	0.60%	0.88%	0.47%	0.34%	0.44%

Total expenses	1.16%	1.43%	0.98%	0.86%	1.02%

Net investment income	4.86%	5.63%	4.92%	4.68%	5.52%

Portfolio Turnover	30%	17%	29%	39%	38%

Total Return	0.39%	2.04%	5.41%	6.43%	8.32%

Net assets, end of year (000’s omitted)	$5,449,434	$7,343,453	$10,969,159	$7,797,557	$5,325,638

53	See Notes to Financial Statements.

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 98.1%, 1.0% and 0.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

54

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and

55

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements — continued

including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, 0.375% over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment adviser fee totaled $32,244,296 or 0.52% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,315,389,889 and $4,123,986,680, respectively, for the year ended October 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,313,208,020

Gross unrealized appreciation	$50,309,473

Gross unrealized depreciation	(423,394,969)

Net unrealized depreciation	$(373,085,496)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

56

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements — continued

derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Forward foreign currency exchange contracts	$5,566,047	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$1,407,481	$—	$—	$(990,000)	$417,481

HSBC Bank USA, N.A.	2,233,595	—	(1,917,997)	—	315,598

Standard Chartered Bank	1,183,331	—	—	(780,000)	403,331

State Street Bank and Trust Company	741,640	—	(61,640)	(680,000)	—

	$5,566,047	$—	$(1,979,637)	$(2,450,000)	$1,136,410

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(15,923,521)	$10,714,424

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2020, which is indicative of the volume of this derivative type, was approximately $720,137,000.

57

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements — continued

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.625 billion ($2.917 billion from October 15, 2019 to March 9, 2020) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 8, 2021. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.85% per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.10% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the year ended October 31, 2020 totaled $15,938,603 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 9, 2020, the Portfolio paid upfront fees of $2,625,000 and, shortly thereafter on March 19, 2020, the Portfolio paid waiver fees of $3,281,250 in connection with a reduction of Portfolio net asset value during the month of March 2020 due to market volatility; these aggregate upfront and waiver fees are being amortized to interest expense through March 8, 2021. The unamortized balance at October 31, 2020 is approximately $2,111,000 and is included in prepaid upfront fees and other fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2020, the Portfolio had borrowings outstanding under the Loan Facility of $1,480,000,000 at an annual interest rate of 0.18%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2020 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020. For the year ended October 31, 2020, the average borrowings under the Loan Facility and the average interest rate (excluding fees) were $1,530,846,995 and 1.05%, respectively.

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $111,394,225, which represents 2.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$79,652,699	$3,226,883,695	$(3,195,128,370)	$(13,083)	$(716)	$111,394,225	$1,038,505	111,394,225

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements — continued

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,192,920,386	$13,705,137	$6,206,625,523

Corporate Bonds & Notes	—	233,166,545	—	233,166,545

Asset-Backed Securities	—	269,179,651	—	269,179,651

Common Stocks	11,022,725	44,885,629	25,014,358	80,922,712

Preferred Stocks	—	214,635	2,971,926	3,186,561

Miscellaneous	—	106,527	—	106,527

Warrants	—	—	0	0

Exchange-Traded Funds	35,540,780	—	—	35,540,780

Short-Term Investments	—	111,394,225	—	111,394,225

Total Investments	$46,563,505	$6,851,867,598	$41,691,421	$6,940,122,524

Forward Foreign Currency Exchange Contracts	$—	$5,566,047	$—	$5,566,047

Total	$46,563,505	$6,857,433,645	$41,691,421	$6,945,688,571

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

59

Eaton Vance

Senior Debt Portfolio

October 31, 2020

Notes to Financial Statements — continued

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

60

Senior Debt Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

61

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

62

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

63

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

64

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

65

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

66

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$117,538	$117,688
Audit-Related Fees(1)	$18,000	$0
Tax Fees(2)	$22,414	$21,704
All Other Fees(3)	$0	$0

Total	$157,952	$139,392

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$40,414	$21,704
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020